UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549


                                 FORM N-Q


          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-4077

Name of Fund:  Merrill Lynch U.S. Government Mortgage Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch U.S. Government Mortgage Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 03/01/05 - 05/31/05

Item 1 - Schedule of Investments


Merrill Lynch U.S. Government Mortgage Fund

Schedule of Investments as of May 31, 2005
                                               Face            Interest                 Original Maturity
                                             Amount              Rate                        Date(s)                    Value
U.S. Government & Agency Obligations - 21.2%

Fannie Mae                            $  50,000,000               3.875 %                 2/15/2010 (c)           $    49,659,850
                                         40,000,000               4.625                   10/15/2014 (c)               40,829,800
                                         18,000,000               6.25                      5/15/2029                  21,896,334

Freddie Mac                             100,000,000               2.375                   2/15/2007 (c)                97,753,500

U.S. Treasury Bonds                      38,400,000               5.375                     2/15/2031                  44,472,000
                                         25,000,000               7.125                     2/15/2023                  33,418,950
                                         10,000,000               8.125                     8/15/2019                  14,068,750

U.S. Treasury Notes                      20,000,000               3.625                     4/30/2007                  20,009,380
                                         39,250,000               3.75                      5/15/2008                  39,360,371
                                         16,700,000               4.00                      2/15/2015                  16,660,855

Total U.S. Government & Agency Obligations (Cost - $372,150,072) - 21.2%                                              378,129,790


U.S. Government Agency Mortgage-Backed Obligations* - 54.1%

Fannie Mae Guaranteed Pass Through       46,188,901               0.686 (1)(3)              2/25/2013                   1,070,876
Certificates                              5,220,773               4.28                      2/01/2010                   5,208,164
                                         24,258,686               4.50                      9/01/2034                  23,659,336
                                          3,480,762               4.62                      11/01/2014                  3,507,765
                                         33,774,131               4.655                     2/01/2015                  34,103,800
                                          9,820,356               4.68                      2/01/2015                   9,933,071
                                          8,781,057               4.70                      3/01/2015                   8,892,781
                                          6,458,295               4.72                      3/01/2014                   6,558,988
                                         53,625,216               4.86                1/01/2015 - 2/01/2015            54,927,304
                                          7,984,505               4.94                      3/01/2015                   8,241,506
                                         17,123,678               5.00                5/01/2018 - 3/01/2020            17,332,482
                                         18,933,725               5.00                      7/01/2034                  18,942,705
                                          8,957,856               5.01                      1/01/2015                   9,260,934
                                         90,784,358               5.50                3/01/2032 - 6/15/2035            92,029,560
                                          3,587,480               6.50                12/01/2008 - 2/01/2014            3,744,604
                                          1,595,754               6.50                      3/01/2033                   1,660,215
                                            303,540               7.00 (3)                   7/1/2026                      56,049
                                          1,674,404               7.16                      1/25/2022                   1,726,863
                                          1,214,860               7.18                       2/1/2019                   1,367,268
                                          8,134,882               7.50                7/01/2016 - 12/01/2032            8,716,076
                                             26,745               8.00                9/01/2024 - 9/01/2027                28,925
                                          1,499,902               8.50                8/01/2012 - 7/15/2023             1,645,853
                                            406,081              11.00                2/01/2011 - 8/01/2020               452,358
                                            296,401              13.00                9/01/2013 - 3/01/2015               335,365

Freddie Mac Mortgage Participation      134,576,835               5.00                1/01/2019 - 4/01/2020           136,215,776
Certificates                             38,271,971               5.00                12/01/2034 - 2/01/2035           38,304,593
                                         12,202,047               5.50                3/01/2016 - 8/01/2019            12,540,672
                                        112,450,420               5.50                1/01/2035 - 3/01/2035           114,201,268
                                          7,453,426               6.00                3/01/2016 - 6/01/2017             7,726,896
                                         55,743,343               6.00                1/01/2032 - 9/01/2034            57,302,250
                                          2,990,657               6.50                      8/01/2029                   3,113,023
                                          2,031,520               7.00                      4/01/2032                   2,141,972
                                          1,368,573               7.50                5/01/2009 - 10/01/2011            1,448,341
                                         21,426,345               7.50                8/01/2017 - 12/01/2032           22,985,881
                                          1,477,684               8.00                1/01/2008 - 7/01/2012             1,573,916
                                          2,283,174               8.00                10/01/2027 - 8/01/2032            2,463,039
                                            397,132               8.50                1/01/2025 - 7/01/2025               434,312
                                                323              10.00                      7/01/2019                         360
                                          1,555,239              10.50                1/01/2010 - 12/01/2020            1,748,911
                                            241,455              11.00                8/01/2010 - 9/01/2020               270,301
                                            200,870              11.50                12/01/2011 - 6/01/2020              221,642
                                            166,458              12.00                6/01/2013 - 6/01/2020               185,905
                                            270,976              12.50                12/01/2015 - 7/01/2019              299,852
                                            507,528              13.00                9/01/2010 - 2/01/2016               568,753
                                              4,282             812.575 (1)(3)              2/15/2022                      52,237

Ginnie Mae MBS Certificates              68,808,904               0.778 (1)(3)              1/16/2045                   3,942,750
                                        168,128,477               1.065 (1)(3)              9/16/2044                   9,445,150
                                         49,080,912               5.00                12/15/2034 - 1/15/2035           49,503,068
                                          9,630,900               5.10                      12/01/2015                  9,930,941
                                         13,188,627               5.50                3/15/2029 - 11/30/2045           13,985,679
                                         12,931,460               5.60                      1/15/2009                  13,678,642
                                          7,846,700               5.70                3/01/2015 - 8/15/2046             8,106,514
                                         49,061,300               5.80                      4/15/2046                  52,646,254
                                          2,725,982               6.00                5/15/2024 - 11/15/2031            2,821,059
                                         34,553,684               6.09                      10/15/2008                 37,847,396
                                         22,794,344               6.50                10/15/2023 - 3/15/2032           23,915,915
                                          5,855,687               7.00                4/15/2023 - 4/15/2032             6,209,138
                                          6,361,780               7.50                2/15/2025 - 12/15/2031            6,833,930
                                          3,749,324               8.00                1/15/2024 - 8/15/2026             4,060,788
                                          3,219,281              10.00                2/15/2016 - 12/15/2021            3,628,384
                                             26,499              10.50                1/15/2016 - 4/15/2021                30,300
                                                 60              11.00                      1/15/2016                          67

Total U.S. Government Agency Mortgage-Backed Obligations (Cost - $952,895,446) - 54.1%                                963,788,723


U.S. Government Agency Mortgage-Backed Obligations* - Collateralized Mortgage Obligations - 17.5%

Fannie Mae Guaranteed Pass Through       22,608,148               3.23 (1)                  4/25/2035                  22,618,425
Certificates                              7,383,454               3.39 (1)                  12/25/2017                  7,398,360
                                         20,612,793               3.39 (1)                  6/25/2028                  20,647,624
                                         23,742,466               3.49 (1)                  10/25/2031                 23,844,155
                                          1,531,398               7.25                      3/25/2026                   1,620,069

Freddie Mac Mortgage                      2,055,459               1.597                     5/15/2010                   2,038,323
Participation Certificates                7,819,219               2.37                      12/15/2009                  7,665,135
                                         29,158,036               3.57 (1)                  7/15/2028                  29,164,124
                                            526,653              10.00 (1)                  2/15/2022                     526,689

Ginnie Mae MBS Certificates              40,000,000               3.225                     9/16/2021                  38,907,772
                                          9,819,476               3.878                     12/16/2019                  9,710,580
                                          4,515,938               4.25 (1)                  4/16/2045                   3,861,127
                                         39,363,981               4.368                     11/16/2030                 39,129,226
                                          9,636,000               4.404                     5/16/2024                   9,590,860
                                          8,400,000               4.522 (1)                 2/16/2028                   8,355,028
                                          5,058,351               4.65 (1)                  1/16/2045                   4,694,782
                                         20,000,000               4.658                     12/16/2030                 20,039,076
                                          8,000,000               4.917 (1)                 2/16/2032                   8,100,000
                                         10,000,000               4.931                     3/16/2034                  10,178,000
                                         10,000,000               5.042                     1/16/2029                  10,230,390
                                          2,786,298               5.175 (1)                 12/16/2044                  2,860,707
                                         10,000,000               5.252 (1)                 1/16/2034                  10,369,792
                                         20,000,000               5.499 (1)                 8/16/2027                  21,039,220

Total U.S. Government Agency Mortgage-Backed Obligations - Collateralized Mortgage Obligations
(Cost - $311,168,441) - 17.5%                                                                                         312,589,464


Merrill Lynch U.S. Government Mortgage Fund

Schedule of Investments as of May 31, 2005 (continued)

                                 Face
                               Amount    Issue                                                                          Value
Non-U.S. Government Agency Mortgage-Backed Securities* - Collateralized Mortgage Obligations - 11.4%

                       $   11,250,000    Ameriquest Mortgage Securities, Inc. Series 2004-IA1 Class M1, 3.89%
                                         due 9/25/2034 (1)                                                        $    11,329,275
                           47,823,000    Bear Stearns Adjustable Rate Mortgage Trust Series 2004-4 Class A4,
                                         3.515% due 6/25/2034 (1)                                                      46,755,863
                            7,088,709    Centex Home Equity Series 2004-B Class AV1, 3.29%
                                         due 3/25/2034 (1)                                                              7,092,529
                           13,941,474    Countrywide Home Equity Loan Trust Series 2004-K Class 2A, 3.52%
                                         due 2/15/2034 (1)                                                             13,969,186
                            3,489,722    Finance America Mortgage Loan Trust Series 2004-1 Class 2A1, 3.26%
                                         due 6/25/2034 (1)                                                              3,490,238
                            9,497,229    Indymac Home Equity Loan Asset-Backed Trust Series 2004-B Class
                                         A2A, 3.28% due 11/25/2034 (1)                                                  9,497,848
                           20,000,000    Master Asset-Backed Securities Trust Series 2004-HE1 Class A3, 3.45%
                                         due 9/25/2034 (1)                                                             20,071,366
                           18,095,000    New Century Home Equity Loan Trust Series 2004-3 Class A5, 3.44%
                                         due 11/25/2034 (1)                                                            18,157,475
                            2,949,785    Option One Mortgage Loan Trust Series 2004-3 Class A2, 3.24%
                                         due 11/25/2034 (1)                                                             2,950,160
                            8,000,000    Residential Asset Mortgage Products, Inc. Series 2004-RS9 Class AII2,
                                         3.43% due 5/25/2034 (1)                                                        8,041,958
                           13,357,361    Residential Asset Securities Corp. Series 2004-KS8 Class AI1, 3.25%
                                         due 9/25/2022 (1)                                                             13,359,723
                            9,291,009    Securitized Asset-Backed Receivables LLC Trust Series 2004-OP1
                                         Class A2, 3.34% due 2/25/2034 (1)                                              9,290,848
                           18,651,899    Washington Mutual Series 2004-AR12 Class A3, 3.323%
                                         due 10/25/2044 (1)                                                            18,808,547
                           20,000,000    Wells Fargo Home Equity Trust Series 2004-2 Class A32, 3.43%
                                         due 2/25/2032 (1)                                                             20,068,786

Total Non-U.S. Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations
(Cost - $202,441,367) - 11.4%                                                                                         202,883,802


Short-Term Securities - 14.3%

Repurchase Agreements       61,800,000   Credit Suisse First Boston Corp., purchased on 5/31/2005 to yield
                                         3.06% to 6/01/2005, repurchase price $61,805,253, collateralized by
                                         FMARM, 3.973% to 5.865% due 6/01/2033 to 8/01/2034                            61,800,000


                           Beneficial
                             Interest
                       $  193,037,500    Merrill Lynch Liquidity Series, LLC Money Market Series (a)(b)               193,037,500

                                         Total Short-Term Securities (Cost - $254,837,500) - 14.3%                    254,837,500

                                         Total Investments (Cost - $2,093,492,826) - 118.5%                         2,112,229,279


Merrill Lynch U.S. Government Mortgage Fund

Schedule of Investments as of May 31, 2005 (concluded)
                            Number of
                          Contracts++    Options Written                                                                Value
Call Options                     12.5    10-Year Swaption, expiring June 2005 at 4.53%,
Written                                  Broker Lehman Brothers Special Finance (2)                               $     (149,350)
                                 12.5    10-Year Swaption, expiring June 2005 at 4.61%,
                                         Broker Lehman Brothers Special Finance (2)                                     (205,575)
                                 12.5    10-Year Swaption, expiring June 2005 at 4.74%,
                                         Broker Lehman Brothers Special Finance (2)                                         (238)

Put Options                      12.5    10-Year Swaption, expiring June 2005 at 4.53%,
Written                                  Broker Lehman Brothers Special Finance (2)                                      (39,363)
                                 12.5    10-Year Swaption, expiring June 2005 at 4.61%,
                                         Broker Lehman Brothers Special Finance (2)                                      (11,525)
                                 12.5    10-Year Swaption, expiring June 2005 at 4.74%,
                                         Broker Lehman Brothers Special Finance (2)                                     (329,175)

                                         Total Options Written
                                         (Premiums Received - $598,125) - 0.0%                                          (735,226)

                                         Total Investments, Net of Options Written
                                         (Cost - $2,092,894,701**) - 118.5%                                         2,111,494,053
                                         Liabilities in Excess of Other Assets - (18.5%)                            (329,882,134)
                                                                                                                  ---------------
                                         Net Assets - 100.0%                                                      $ 1,781,611,919
                                                                                                                  ===============

++  One contract represents a notional amount of $1,000,000.

 *  Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

**  The cost and unrealized appreciation (depreciation) of investments, net of options written, as of
    May 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                    $   2,143,195,172
                                                      =================
    Gross unrealized appreciation                     $      21,236,503
    Gross unrealized depreciation                           (3,015,722)
                                                      -----------------
    Net unrealized appreciation                       $      18,220,781
                                                      =================

(1) Floating rate note.

(2) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

(3) Represents the interest only portion of a mortgage-backed obligation.


(a) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                              Interest/
                                                Net            Dividend
    Affiliate                                 Activity          Income

    Merrill Lynch Liquidity Series,
      LLC Money Market Series              $ 193,037,500     $   42,274

    Merrill Lynch Premier Institutional     (10,600,000)     $   22,312
      Fund

(b) Security was purchased with the cash proceeds from securities loans.

(c) Security, or a portion of security, is on loan.


Swaps outstanding as of May 31, 2005 were as follows:

                                                                    Unrealized
                                                    Notional       Appreciation
                                                     Amount       (Depreciation)

Receive (pay) a variable return equal to the change in the Lehman Brothers Mortgage-Backed Securities
Fixed Rate Index Total Return and pay a floating rate based on 1-month USD LIBOR, minus .105%

Broker, UBS Warburg
Expires August 2005                               $  80,000,000              -

Receive (pay) a variable return equal to the change in the Lehman Brothers Mortgage-Backed Securities
Fixed Rate Index Total Return and pay a floating rate based on 1-month USD LIBOR, minus .10%

Broker, Lehman Brothers Special Finance
Expires September 2005                            $ 100,000,000              -

Receive (pay) a variable return equal to the change in the Lehman Brothers Mortgage-Backed Securities
Fixed Rate Index Total Return and pay a floating rate based on 1-month USD LIBOR, minus .12%

Broker, UBS Warburg
Expires November 2005                             $  50,000,000              -

Receive a variable return equal to 3-month
USD LIBOR and pay a fixed rate of 3.4775%.

Broker, Lehman Brothers Special Finance
Expires September 2008                            $  40,000,000  $     724,361

Receive a variable return equal to 3-month
USD LIBOR and pay a fixed rate of 4.635%.

Broker, JPMorgan Chase Bank
Expires April 2010                                $  10,000,000      (210,189)

Receive a variable return equal to 3-month
USD LIBOR and pay a fixed rate of 4.76%.

Broker, Credit Suisse First Boston International
Expires June 2015                                 $  40,000,000    (1,080,000)

Receive a variable return equal to 3-month
USD LIBOR and pay a fixed rate of 4.9575%.

Broker, JPMorgan Chase Bank
Expires June 2015                                 $   7,000,000      (304,647)

Receive a variable return equal to 3-month
USD LIBOR and pay a fixed rate of 4.696%.

Broker, JPMorgan Chase Bank
Expires June 2015                                 $  12,000,000      (262,164)

Receive a variable return equal to 3-month
USD LIBOR and pay a fixed rate of 5.179%.

Broker, JPMorgan Chase Bank
Expires June 2015                                 $  35,000,000    (2,124,605)

Receive a variable return equal to 3-month
USD LIBOR and pay a fixed rate of 4.77%.

Broker, Lehman Brothers Special Finance
Expires June 2015                                 $   8,500,000      (236,343)

Receive a variable return equal to 3-month
USD LIBOR and pay a fixed rate of 4.7531%.

Broker, Lehman Brothers Special Finance
Expires June 2015                                 $  12,000,000      (317,340)

Receive a variable return equal to 3-month
USD LIBOR and pay a fixed rate of 4.869%.

Broker, Lehman Brothers Special Finance
Expires June 2015                                 $  26,000,000      (956,228)

Receive a variable return equal to 3-month
USD LIBOR and pay a fixed rate of 4.74%.

Broker, Lehman Brothers Special Finance
Expires June 2015                                 $  25,540,000        134,581

Receive a variable return equal to 3-month
USD LIBOR and pay a fixed rate of 5.10%.

Broker, Lehman Brothers Special Finance
Expires June 2015                                 $  45,000,000    (2,447,055)
                                                                 -------------
Total                                                            $ (7,079,629)
                                                                 =============


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch U.S. Government Mortgage Fund


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch U.S. Government Mortgage Fund


Date: July 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch U.S. Government Mortgage Fund


Date: July 15, 2005


By:    /s/ Donald C. Burke
       ----------------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch U.S. Government Mortgage Fund


Date: July 15, 2005